Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
NEOs for the fiscal years listed below and certain measures of Company performance for such periods. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3) ($)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ Millions)	Adjusted EBITDA (Comp) (5) ($ Millions)
					Company TSR ($)	Peer Group TSR ($)

2023	$9,603,625	$20,834,770	$2,648,855	$4,195,063	$282.94	$376.11	$859.8	$1,367

2022	$10,207,641	$20,007,324	$2,768,137	$4,201,966	$201.02	$305.08	$1,217.3	$1,472

2021	$9,054,252	$19,888,683	$2,357,005	$3,608,516	$159.38	$265.38	$412.9	$762
(1)	Barbara R. Smith was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023

Paul J. Lawrence	Paul J. Lawrence	Peter R. Matt

Jody K. Absher	Ty L. Garrison	Paul J. Lawrence

Jennifer J. Durbin	Jody K. Absher	Ty L. Garrison

Tracy L. Porter	Jennifer J. Durbin	Jody K. Absher

	Tracy L. Porter	Jennifer J. Durbin
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	$9,603,625	$(6,184,205)	$17,415,350	$20,834,770

2022	$10,207,641	$(5,825,836)	$15,625,519	$20,007,324

2021	$9,054,252	$(4,859,240)	$15,693,671	$19,888,683

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$2,648,855	$(1,503,482)	$3,049,690	$4,195,063
2022	$2,768,137	$(1,115,542)	$2,549,371	$4,201,966
2021	$2,357,005	$(917,366)	$2,168,877	$3,608,516
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	$5,426,209	$2,054,000	$2,762,628	$7,172,513	$—	$—	$17,415,350
2022	$4,866,271	$1,133,400	$2,921,104	$6,704,744	$—	$—	$15,625,519
2021	$3,837,861	$2,213,685	$2,687,565	$6,954,560	$—	$—	$15,693,671

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$2,002,411	$388,349	$—	$658,930	$—	$—	$3,049,690
2022	$1,216,609	$261,708	$253,162	$817,892	$—	$—	$2,549,371
2021	$922,229	$348,646	$284,433	$613,569	$—	$—	$2,168,877
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K.
The amounts reported reflect the cumulative TSR of the Company and the S&P 500 Steel Index as of August 31 of each year presented assuming an initial $100 investment on August 31, 2020. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO
NEOs in fiscal year 2023. We define Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, asset impairments, and amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP
financial measure. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA (Comp)
Named Executive Officers, Footnote [Text Block]
(1)	Barbara R. Smith was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023

Paul J. Lawrence	Paul J. Lawrence	Peter R. Matt

Jody K. Absher	Ty L. Garrison	Paul J. Lawrence

Jennifer J. Durbin	Jody K. Absher	Ty L. Garrison

Tracy L. Porter	Jennifer J. Durbin	Jody K. Absher

	Tracy L. Porter	Jennifer J. Durbin

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K.
	The amounts reported reflect the cumulative TSR of the Company and the S&P 500 Steel Index as of August 31 of each year presented assuming an initial $100 investment on August 31, 2020. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,603,625	$ 10,207,641	$ 9,054,252
PEO Actually Paid Compensation Amount	$ 20,834,770	20,007,324	19,888,683
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	$9,603,625	$(6,184,205)	$17,415,350	$20,834,770

2022	$10,207,641	$(5,825,836)	$15,625,519	$20,007,324

2021	$9,054,252	$(4,859,240)	$15,693,671	$19,888,683

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	$5,426,209	$2,054,000	$2,762,628	$7,172,513	$—	$—	$17,415,350
2022	$4,866,271	$1,133,400	$2,921,104	$6,704,744	$—	$—	$15,625,519
2021	$3,837,861	$2,213,685	$2,687,565	$6,954,560	$—	$—	$15,693,671

Non-PEO NEO Average Total Compensation Amount	$ 2,648,855	2,768,137	2,357,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,195,063	4,201,966	3,608,516
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$2,648,855	$(1,503,482)	$3,049,690	$4,195,063
2022	$2,768,137	$(1,115,542)	$2,549,371	$4,201,966
2021	$2,357,005	$(917,366)	$2,168,877	$3,608,516
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$2,002,411	$388,349	$—	$658,930	$—	$—	$3,049,690
2022	$1,216,609	$261,708	$253,162	$817,892	$—	$—	$2,549,371
2021	$922,229	$348,646	$284,433	$613,569	$—	$—	$2,168,877

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Among PEO and
Non-PEO
NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our non-PEO
NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years and the S&P 500 Steel Index TSR over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our non-PEO
NEOs, and our Company-Selected Measure during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Among PEO and
Non-PEO
NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our non-PEO
NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years and the S&P 500 Steel Index TSR over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal year 2023 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA (Comp) Adjusted Earnings (Comp) ROICC Relative TSR

Total Shareholder Return Amount	$ 282.94	201.02	159.38
Peer Group Total Shareholder Return Amount	376.11	305.08	265.38
Net Income (Loss)	$ 859,800,000	$ 1,217,300,000	$ 412,900,000
Company Selected Measure Amount	1,367	1,472	762
PEO Name	Barbara R. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (Comp)
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO
NEOs in fiscal year 2023. We define Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, asset impairments, and amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP
	financial measure. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings (Comp)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROICC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,184,205)	$ (5,825,836)	$ (4,859,240)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,415,350	15,625,519	15,693,671
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,426,209	4,866,271	3,837,861
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,054,000	1,133,400	2,213,685
PEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,762,628	2,921,104	2,687,565
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,172,513	6,704,744	6,954,560
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,415,350	15,625,519	15,693,671
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,503,482)	(1,115,542)	(917,366)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,049,690	2,549,371	2,168,877
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,002,411	1,216,609	922,229
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,349	261,708	348,646
Non-PEO NEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	253,162	284,433
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	658,930	817,892	613,569
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,049,690	$ 2,549,371	$ 2,168,877